EHRENKRANTZ TRUST

FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDING

JUNE 30, 2003

Roy G. HaleCertified Public AccountantPO Box 2634La Plata, MD 20646301-870-3374Shareholders and Board of DirectorsThe Ehrenkrantz Growth Fund

New York, NY

ACCOUNTANT'S REVIEW REPORT

I have made a review of the accompanying statement of assets and liabilities, including the portfolio of investments, of The Ehrenkrantz Growth Fund, as of June 30, 2003, and the related statement of operations, the statement of changes in net assets, and the selected per share data and ratios for the six months then ended, in accordance with Statement of Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these statements is the representation of the management of The Ehrenkrantz Growth Fund.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to the financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based upon my review, I am not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with generally accepted accounting principles.

I have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities as of December 31, 2002 and the related financial statements for the year then ended (not presented in full herein); and in my report dated February 20, 2003, I expressed an unqualified opinion on those financial statements.

/s/ Roy G Hale

Roy G. Hale

Certified Public Accountant

August 14, 2003

La Plata, Maryland

THE EHRENKRANTZ GROWTH FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2003

COMMON STOCKS-58.19% Shares Value

COMMUNICATIONS-14.49%

Charter Communications, Inc. 28,000 $ 111,160

Nortel Networks, Inc. 40,000 108,000

Young Broadcasting, Inc. 4,400 92,972

312,132

ELECTRIC AND GAS-0.06%

Touch America Holdings, Inc. 20,000 1,340

ELECTRONICS-5.81%

Sun Microsystems, Inc. 10,000 46,000

Vishay Intertechnology, Inc. 6,000 79,200

125,200

MANUFACTURING-6.86%

Corning, Inc. 20,000 147,800

PHARMACEUTICALS-18.03%

Bristol Myers Squibb Co 3,000 81,450

Ivax Corporation 5,000 89,250

Pfizer, Inc. 3,000 102,450

Schering Plough Corporation 5,000 93,000

Sirna Therapeutics, Inc. 2,500 22,025

388,175

RETAIL-6.99%

Walgreen Company 5,000 150,500

TELECOMMUNICATIONS-5.95%

General Motors Corporation 10,000 128,100

Total value of investments (Cost $2,392,060) 1,253,247

Excess of cash and other assets over liabilities 166,748

NET ASSETS $ 1,419,995

============

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003

ASSETS

Investments in securities, at value

(identified cost $2,392,060 (Note 1) $ 1,253,247

Cash and cash equivalents 168,833

Receivables:

Dividends and interest 172

Total Assets 1,422,252

LIABILITIES

Accrued expenses 2,257

Net Assets $ 1,419,995

===========

Net assets consist of:

Unrealized depreciation on investments $(1,138,813)

Accumulated net gain on investment

transactions 4,538

Undistributed net income (65,200)

Paid in Capital 2,619,470

Total $ 1,419,995

===========

Net Asset Value, Offering and Redemption Price

Per Share (379,913 shares of $1.00 par value

capital stock outstanding) $ 3.74

========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ending June 30, 2003

Investment Income:

Income

Dividends $ 3,805

Interest 2,227

Other Income 18,606

Investment income $ 24,638

Expenses:

Investment advisory fee (Note 3) 2,257

Professional fees 16,325

Custodian fees 290

Shareholder servicing and

Fund accounting fees 11,828

Bond expense 2,875

33,575

Net investment income (8,937)

Net Realized and Unrealized Gains and

Losses on Investments: (Note 2)

Realized gains from investment trans-

actions during the period 0

Decrease in unrealized depreciation of

investments during current

period 336,319

Net realized and unrealized gain 336,319

Net Increase in Net Assets Resulting from

Operations $(327,382)

============

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Six Months

Ended Year Ended

06/30/03 12/31/02

Increase (Decrease) in Net Assets

from Operations

Net investment income $(8,937) $(68,090)

Net realized gain/loss on

investment transactions 0 26,989

Net change in unrealized

appreciation on investments 336,319 (809,857)

Increase/(decrease) in net assets

resulting from operations 327,382 (850,958)

Distributions to shareholders:

Net investment income 0 0

Net realized gain on investments 0 0

CAPITAL SHARE TRANSACTIONS (Note 4):

Increase (decrease) in net assets

resulting from capital share

transactions (1,060,835) (793,281)

Total increase (decrease) in

net assets (733,453) (1,644,239)

NET ASSETS

Beginning of Period 2,153,448 3,797,687

End of Period (including

undistributed net investment

and operating income of

$(27,808) and $(51,666)

respectively $ 1,419,995 $ 2,153,448

=========== ===========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Six Months Ending June 30,2003

1. Significant accounting policies.

The Ehrenkrantz Trust was organized on December 9, 1986 under the laws of the commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust" with the authority to issue an unlimited number of shares of beneficial interest of separate series, without par value. At present, the Trust consists of the Ehrenkrantz Growth Fund (the "Fund"), an open-ended, diversified, management investment company registered under the Investment Company Act of 1040, as amended. Its officers under the direction of the Fund's Trustees manage the Fund's business and affairs. The Fund's investment objective is to seek long-term capital appreciation for shareholders.

2. Significant accounting policies. The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

Security Valuation.

Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Security transactions and related investment income.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from the sale of securities are calculated on the identified cost basis.

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Six Months Ending June 30, 2003

Significant accounting policies (continued):

Federal income taxes.

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and long-term capital gains to its shareholders. Therefore, federal income tax provisions are not reflected in the financial statements.

Dividends and distributions to shareholders.

The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of estimates.

The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

3. Investment advisory agreement.

The Ehrenkrantz Growth Fund has entered an investment advisory agreement (the "Agreement") with KN Asset Management, Inc. ("Advisor"). Under the terms of the Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs pursuant to the direction of the Trustees. As compensation for services rendered, the Fund pays the Advisor a fee accrued daily and paid monthly based at the annual rate of 1% of the Fund's average daily net assets. The fee will be reduced for any fiscal year if the Fund's operating expenses, as defined, exceed certain limitations.

To the extent consistent with applicable law, statute, and regulations, the Trust's Board of Directors determines that portfolio transactions would be executed primarily with the Advisor.

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Six Months Ending June 30, 2003

Investment advisory agreement (continued):

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

4. Investment transactions.

Unrealized appreciation at

June 30, 2003 $ 0

Unrealized depreciation at

June 30, 2003 (1,138,813)

Net depreciation $ (1,138,813)

During the six months ended June 30, 2003, the Fund did not purchase or sell securities, excluding short-term investments.

5. Trust Shares.

Transactions in trust shares were as follows:

Six Months

Ended Year Ended

6/30/03 12/31/02

Shares Amount Shares Amount

Shares sold 0 $ 0 213 $ 800

Shares issued from

investment of

dividends 0 0 0 $ 0

Shares repurchased (368,671) (1,060,835) (226,398) (794,081)

Net Change (368,671) $(1,060,835) (226,185) $ 793,281

========== =========== ========= ==========

Shares outstanding:

Beginning of year 748,584 974,769

End of period 379,913 748,584

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout the calendar year.

Year Ended_________________________________________

6 mos.

2003 2002 2001 2000 1999

Net asset value,

beginning of year $ 2.88 $ 3.90 $4.46 $6.26 $5.27

Income (loss) for

investment Operations:

Net investment

income (loss) (0.02) (0.08) 0.01 0.06 (0.04)

Net gains(losses)

on securities

(both realized and

unrealized) 0.88 (0.94) (0.57) 0.06 1.27

Total investment

operations 0.86 (1.02) (0.56) 0.12 1.23

Less distributions:

Dividends (from net

investment income) - - - 0.08 -

Distributions (from

capital gains) - - - 1.84 0.24

Return of capital - - - - -

Total dividends and

distributions (0.00) (0.00) (0.00) (1.92) (0.24)

Net asset value,

end of year $3.74 $ 2.88 $3.90 $4.46 $6.26

====================================================================

Total return 29.7% (26.2)% (12.6)% 1.9% 23.4%

Net assets,

end of period (in

thousands) 1,420 2,153 3,798 3,611 5,403

Ratio of expenses to

average net assets1 3.8% 3.5% 2.9% 2.4% 2.7%

Ration of net income

(loss) to average net

assets1 (1.0)% (2.3)% 0.1% 1.4% (0.7)%

Portfolio turnover

rate 0.0% 22.0% 147% 455% 70%

The accompanying notes are an integral part of the financial statements.

_________________

1 Annualized